CONVERTIBLE DEBT (Tables)	3 Months Ended
Mar. 31, 2024
Convertible Debt
Schedule of changes in fair value statement of loss

	Host debentures	Embedded derivatives	Total
	$	$	$
As at January 1, 2023	—	—	—
Convertible debt principal	2,208	747	2,955
Transactions costs	(159)	—	(159)
As at March 27, 2023	2,049	747	2,796
Change in fair value	N/A	(605)	(605)
Interest accretion	394	—	394
Foreign exchange	56	17	73
As at December 31, 2023	2,499	159	2,658
Change in fair value	N/A	(204)	(204)
Interest accretion	183	—	183
Foreign exchange	(62)	—	(62)
As at March 31, 2024	2,620	(45)	2,575

Schedule of fair value of the embedded derivatives

Assumptions

Risk-free interest rate	4.4 – 5.1%
Credit spread	28.0%
Expected life of options	1.0 – 2.5 years
Annual dividend rate	0%
Annualized volatility	36.1 – 45.9%